Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 55	$ 79	$ (86)
Foreign currency translation reserve
Other comprehensive income that will be reclassified to profit or loss, net of tax	4	100	9
Foreign currency translation reserve | Non-foreign operations
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 1,393	$ 1,436	$ 1,396